Other disclosures - Credit Risk - Movement in gross exposure for loans and advances at amortised cost (Details) - Financial assets at amortised cost [member] - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Loans and advances [member]
Loans and advances at amortised cost
Write-offs		£ (643)	£ (627)
Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		11,334
Business activity in the year		410
Net drawdowns and repayments		401
Final repayments		(447)
Disposals		0
Write-offs	[1]	(7)
Ending balance		11,691
Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		36,120
Business activity in the year		2,487
Net drawdowns and repayments		(3,028)
Final repayments		(1,629)
Transfer to Barclays Group	[2]	(2,321)
Disposals	[3]	(1,747)
Write-offs	[1]	(556)
Ending balance		29,326
Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		97,878
Business activity in the year		23,479
Net drawdowns and repayments		15,614
Final repayments		(22,139)
Disposals		(9)
Write-offs	[1]	(80)
Ending balance		114,743
Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		9,604
Business activity in the year		410
Net drawdowns and repayments		334
Final repayments		(351)
Disposals		0
Write-offs	[1]	0
Ending balance		9,670
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(394)
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		114
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(64)
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		17
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		29,541
Business activity in the year		2,416
Net drawdowns and repayments		(3,447)
Final repayments		(1,472)
Transfer to Barclays Group	[2]	(2,182)
Disposals	[3]	(1,493)
Write-offs	[1]	0
Ending balance		20,659
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(3,520)
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		948
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(153)
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		21
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		89,200
Business activity in the year		19,309
Net drawdowns and repayments		10,474
Final repayments		(20,273)
Disposals		0
Write-offs	[1]	0
Ending balance		75,699
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(24,051)
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		1,589
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(688)
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		139
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		674
Business activity in the year		0
Net drawdowns and repayments		28
Final repayments		(67)
Disposals		0
Write-offs	[1]	0
Ending balance		879
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		394
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(114)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(67)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		31
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		4,450
Business activity in the year		66
Net drawdowns and repayments		259
Final repayments		(94)
Transfer to Barclays Group	[2]	(92)
Disposals	[3]	(183)
Write-offs	[1]	0
Ending balance		6,631
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		3,520
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(948)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(397)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		50
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		7,515
Business activity in the year		4,128
Net drawdowns and repayments		4,791
Final repayments		(1,606)
Disposals		(9)
Write-offs	[1]	0
Ending balance		36,883
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		24,051
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(1,589)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(507)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		109
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		1,056
Business activity in the year		0
Net drawdowns and repayments		39
Final repayments		(29)
Disposals		0
Write-offs	[1]	(7)
Ending balance		1,142
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		131
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(48)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		2,129
Business activity in the year		5
Net drawdowns and repayments		160
Final repayments		(63)
Transfer to Barclays Group	[2]	(47)
Disposals	[3]	(71)
Write-offs	[1]	(556)
Ending balance		2,036
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		550
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(71)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		1,163
Business activity in the year		42
Net drawdowns and repayments		349
Final repayments		(260)
Disposals		0
Write-offs	[1]	(80)
Ending balance		2,161
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		1,195
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		£ (248)

[1]

In H1 2020 , gross write-offs amounted to £ 643 m ( H1 201 9 : £ 627 m) and post write-off recoveries amounted to £ 1 m ( H1 2019 : £ 47 m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £ 642m ( H1 201 9 : £ 580 m).

[2]

Other financial assets subject to impairment excluded in the table s above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £187.1 bn (De cember 201 9 : £1 25.5 bn) and impairment allow ance of £168m (December 2019: £22 m). This comprises £ 33m ECL (December 2019: £10m) on £181.7 bn Stage 1 assets (December 201 9 : £1 24.7bn), £20 m (December 201 9: £2m) on £5.3 bn Stage 2 fair value through other compreh ensive income assets, cash collateral and settle ment assets (December 2019: £0.8bn) and £115 m (Dece mber 2019: £10m) on £115 m Stage 3 other assets (December 201 9: £10m)

[3]

3 Transfe rs to Barclays Group reported within Credit cards, unsecured loans and other retail lending portfolio includes the transfer of the Barclays Partner Finance retail portfolio to Barclays Principal Investments Limited during the period